Other Assets - Summary of Other Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Other Assets [Abstract]
Prepayments to employees	[1]	R$ 638	R$ 474
Sundry advances		288	159
Advances to projects in progress	[2]	2,784	7,882
Transaction costs	[3]		3,571
Other prepayments		365	81
Related parties receivables	[4]	265	260
Guarantee deposits		1,525	1,040
Rent Receivables		252	398
Others		87	58
Other assets		6,204	13,923
Current		4,193	12,383
Non-current		2,011	1,540
Sublease receivables		R$ 6,204	R$ 13,923

[1]	Refers to amounts receivable from employees, in which the amount is rated at the interest rate of the Interbank Deposit Certificate (CDI).
[2]	Refers to costs incurred by projects related to funds administered by Vinci, that are initially paid by the Group and subsequently reimbursed.
[3]	Refers to transaction costs incurred by Vinci related to the initial public offering. After the closing of the initial public offering the amount was transferred to the shareholders equity.
[4]	Refers to an intercompany transaction. See note 19 for more details.